INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before income taxes	$ (712.8)	$ (1,355.8)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2021; and 26.5% in 2020)	(188.9)	(359.3)
Decrease (increase) resulting from:
Permanent differences	72.1	120.0
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	(0.5)	(1.3)
De-recognition (recognition) of deferred income tax assets	4.4	(11.1)
Other	6.9	(1.7)
Income tax recovery	$ (106.0)	$ (253.4)
Applicable tax rate	26.50%	26.50%
Increase in deferred income tax liability	$ 573.5	$ 107.5
Income tax recovery decrease	$ 253.4	$ 107.5